Fair value measurements (Carrying amounts and fair values of financial instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Derivative assets	$ 3,303	$ 11,664
Liabilities
Derivative liabilities	167,303	97,066
Carrying value
Assets
Cash and cash equivalents	1,248,772	1,121,396
Restricted cash	246,518	178,951
Investment, at fair value	12,110
Derivative assets	3,303	11,664
Assets	1,510,703	1,312,011
Liabilities
Debt	28,934,904	29,624,266
Derivative liabilities	167,303	97,066
Liabilities	29,102,207	29,721,332
Fair value
Assets
Cash and cash equivalents	1,248,772	1,121,396
Restricted cash	246,518	178,951
Investment, at fair value	12,110
Derivative assets	3,303	11,664
Assets	1,510,703	1,312,011
Liabilities
Debt	29,798,305	30,219,588
Derivative liabilities	167,303	97,066
Liabilities	29,965,608	30,316,654
Fair value | Level 1
Assets
Cash and cash equivalents	1,248,772	1,121,396
Restricted cash	246,518	178,951
Investment, at fair value	12,110
Derivative assets	0	0
Assets	1,507,400	1,300,347
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Investment, at fair value	0
Derivative assets	3,303	11,664
Assets	3,303	11,664
Liabilities
Debt	29,798,305	30,219,588
Derivative liabilities	167,303	97,066
Liabilities	29,965,608	30,316,654
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Investment, at fair value	0
Derivative assets	0	0
Assets	0	0
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities	$ 0	$ 0